Organization and Principal Activities (Tables)	12 Months Ended
Aug. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of Principal Subsidiaries and VIE Subsidiaries and Schools	As of August 31, 2023, details of the material Company’s subsidiaries, schools, its VIEs and the VIE’s major subsidiaries and schools of the continuing operations were as follows:
Name	Place of establishment	Date of establishment	Equity interest attributed to the Group as of August 31, 2023	Principal activities
Major wholly owned subsidiaries:
Impetus Investment Limited (“Impetus”)	Cayman	April 1, 2014	100%	Investment holding
Zhuhai Bright Scholar	PRC	January 24, 2017	100%	Management consulting service
Time Education China Holdings Limited	Hong Kong	August 16, 2013	100%	Investment holding
Bright Scholar (Enlightenment) Investment Holdings Limited	Cayman	December 27, 2017	100%	Investment holding
Shenzhen Qianhai Xingkeyucai Trading Co., Ltd.	PRC	December 15, 2016	100%	Complementary education services
Can-achieve (Beijing) Education Consulting Co., Ltd.	PRC	May 14, 2008	70%	Complementary education services
Guangdong Bright Scholar Education Technology Co., Ltd.	PRC	September 26, 2017	100%	Complementary education services
Guangdong Zhixing Weilai Logistics Management Co., Ltd.	PRC	October 24, 2018	100%	Complementary education services
Bright Scholar (UK) Holdings Limited	UK	July 31, 2018	100%	Investment holding
CATS Colleges Holdings Limited	UK	March 13, 2019	100%	Investment holding
Cambridge Arts and Science Limited	UK	October 23, 1997	100%	Overseas education services
The Worthgate School Canterbury (previously known as CATS Canterbury)	UK	August 29, 2007	100%	Overseas education services
Guildhouse School London (previously known as CATS College London Limited)	UK	November 17, 2010	100%	Overseas education services
CATS Academy Boston Inc.	US	July 5, 2012	100%	Overseas education services
VIEs of the Company:
Foshan Meiliang Education Technology Co., Ltd.	PRC	August 13, 2021	100%	Investment holding
Foshan Zhiliang Education Technology Co., Ltd.	PRC	August 13, 2021	100%	Investment holding
Beijing Boteng Consulting Co., Ltd.	PRC	June 1, 2021	100%	Investment holding
Foshan Shangtai Education Technology Co., Ltd.	PRC	August 13, 2021	100%	Investment holding
Foshan Renliang Education Technology Co., Ltd.	PRC	August 12, 2021	100%	Investment holding
Foshan Yongliang Education Technology Co., Ltd.	PRC	August 13, 2021	100%	Investment holding
Major subsidiaries and schools of the VIEs:
Dongguan Qingxi Country Garden Kindergarten	PRC	January 9, 2018	100%	Kindergarten education services
Chengdu Pidu Bright Scholar Kindergarten Co., Ltd.	PRC	September 11, 2020	100%	Kindergarten education services
Guangzhou Zengcheng Fettes College Kindergarten Co., Ltd.	PRC	September 15, 2020	100%	Kindergarten education services
Beijing Huanxue International Travel Limited	PRC	October 16, 2020	100%	Complementary education services
Foshan Shunde Shengbo Culture and Arts Training Co., Ltd.	PRC	July 16, 2015	100%	Complementary education services
Chengdu Laizhe Education and Technology Co., Ltd.	PRC	November 12, 2013	90%	Complementary education services
Shanghai Huodai Commercial Information Consulting Co., Ltd.	PRC	December 14, 2017	60%	Complementary education services